March 15, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Classic Value Fund (“Classic Value Fund”)
Wells Fargo Advantage Disciplined Value Fund (“Disciplined Value Fund”)
Wells Fargo Advantage Large Cap Core Fund (“Large Cap Core Fund”)
Wells Fargo Advantage Premier Large Company Growth Fund (“Premier Large Company Growth Fund”)
Wells Fargo Advantage Emerging Markets Equity Fund II (“Emerging Markets Equity Fund II”)
(each the “Fund”, collectively the “Funds”)

                No. 333-164998

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and class identifiers as follows:

For the Classic Value Fund new series identifier with Class A, Class B, Class C, Class R and Administrator Class shares;
For the Disciplined Value Fund new series identifier with Class A, Class C, Investor Class and Administrator Class shares;
For the Large Cap Core Fund new series identifier with Class A, Class C, Investor Class, Institutional Class and Administrator Class shares;
For the Premier Large Company Growth Fund new series identifier with Class A, Class B, Class C, Investor Class, Institutional Class and Administrator Class shares;
For the Emerging Market Equity Fund II new series identifier with Class A, Class B, Class C and Administrator Class shares;

which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated February 19, 2010 with accession number 0000907244-10-000217.  This filing is being made solely for the purpose of obtaining identifiers for the Classic Value Fund new series identifier with Class A, Class B, Class C, Class R and Administrator Class shares; for the Disciplined Value Fund new series identifier with Class A, Class C, Investor Class and Administrator Class shares; for the Large Cap Core Fund new series identifier with Class A, Class C, Investor Class, Institutional Class and Administrator Class shares; for the Premier Large Company Growth Fund new series identifier with Class A, Class B, Class C, Investor Class, Institutional Class and Administrator Class shares; for the Emerging Market Equity Fund II new series identifier with Class A, Class B, Class C and Administrator Class shares.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel